Related party disclosures	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related party disclosures
22.
Related party disclosures

Key management personnel have been defined as the members of the Executive Committee of Immatics N.V.

Compensation of key management personnel consists of the following:

	Year ended December 31,
	2024	2023	2022
	(Euros in thousands)
Fixed	3,848	3,611	2,706
Variable	1,733	1,818	1,543
Share-based compensation expenses	9,002	14,033	14,325
Total	14,583	19,462	18,574

Fixed and variable key management compensation represents short-term employee benefits.

The non-executive members of the Board of Directors of the Group received a fixed fee.

Total compensation for the non-executive members of the Board amounted to €2.6 million in 2024:

(Euros in thousands)	Peter Chambré	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Mathias Hothum	Eliot Forster	Alise Reicin	Total
Board compensation	85	68	63	48	48	48	48	21	429
Share-based compensation expenses	285	285	285	285	285	269	287	211	2,192
Total	370	353	348	333	333	317	335	232	2,621

Total compensation for the non-executive members of the Board amounted to €1.7 million in 2023:

(Euros in thousands)	Peter Chambré	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Mathias Hothum	Eliot Forster	Total
Board compensation	80	60	56	43	43	23	43	348
Share-based compensation expenses	203	203	203	203	203	97	206	1,318
Total	283	263	259	246	246	120	249	1,666

Total compensation for the non-executive members of the Board amounted to €1.7 million in 2022:

(Euros in thousands)	Peter Chambré	Friedrich von Bohlen und Halbach	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Nancy Valente	Eliot Forster	Total
Board compensation	80	40	55	52	40	40	32	40	379
Share-based compensation expenses	178	206	177	177	177	177	64	180	1,336
Total	258	246	232	229	217	217	96	220	1,715

Prior to the ARYA Merger, Immatics N.V. established the 2020 Incentive Plan. Immatics N.V. granted certain service-based options out of the 2020 Incentive Plan to its management and directors and, in addition, performance-based options to its management upon closing of the ARYA Merger. This plan was complemented by the Company’s 2022 stock option and incentive plan (“2022 Equity Plan”) which was approved by the Immatics shareholders at the Annual General Meeting on June 13, 2022. At the Annual General Meeting on June 20, 2024, Immatics shareholders approved the Company’s 2024 stock option and incentive plan (“2024 Equity Plan”). The 2024 Equity Plan allows the company to grant additional options.

Under the 2020 Equity Plan, the 2022 Equity Plan and the 2024 Equity Plan, Immatics issues employee stock options with a service requirement (“Service Options”) to acquire shares of Immatics N.V. The service-based options for employees including management will vest on a four-year time-based quarterly vesting schedule with a one-year cliff period. Under the 2022 Equity Plan and the 2024 Equity Plan, service options granted based on initial election to the Board of Directors will vest on a three-year time-based quarterly vesting schedule and annual service options for members of the Board of Directors will vest entirely after one year. Service Options are granted on a recurring basis. The Company granted Service Options, which were accounted for using the respective grant date fair value. The performance-based options will vest based both on achievement of certain market capitalization milestones and satisfaction of a four-year time-based vesting schedule, which provides for 25% vesting on the first anniversary of the vesting commencement date and quarterly vesting thereafter. The following options were granted to Immatics’ Directors:

	Type of options	Grant date	Number of Options	Strike Price in USD	Expiration date
Executive Director
Harpreet Singh	Performance-based options	June 30, 2020	1,598,000	10.00	June 30, 2030
Harpreet Singh	Service options	June 30, 2020	168,000	10.00	June 30, 2030
Harpreet Singh	Matching Stock options	June 30, 2020	264,624	10.00	June 30, 2030
Harpreet Singh	Converted Stock options	June 30, 2020	30,939	1.06	July 1, 2027
Harpreet Singh	Converted Stock options	June 30, 2020	145,371	1.17	January 1, 2028
Harpreet Singh	Service options	December 17, 2020	168,000	9.70	December 17, 2030
Harpreet Singh	Service options	December 9, 2021	168,000	11.00	December 9, 2031
Harpreet Singh	Service options	June 14, 2022	135,000	7.94	June 14, 2032
Harpreet Singh	Service options	December 13, 2022	388,000	9.75	December 13, 2032
Harpreet Singh	Service options	December 5, 2023	390,000	9.06	December 5, 2033
Harpreet Singh	Service options	December 3, 2024	300,000	8.06	December 3, 2034
Non-executive Directors
Peter Chambré	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Peter Chambré	Matching Stock options	June 30, 2020	211,974	10.00	June 30, 2030
Peter Chambré	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Peter Chambré	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Peter Chambré	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Peter Chambré	Service options	June 25, 2024	40,000	12.00	June 25, 2034
Adam Stone	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Adam Stone	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Adam Stone	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Adam Stone	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Adam Stone	Service options	June 25, 2024	40,000	12.00	June 25, 2034
Heather L. Mason	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Heather L. Mason	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Heather L. Mason	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Heather L. Mason	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Heather L. Mason	Service options	June 25, 2024	40,000	12.00	June 25, 2034
Michael G. Atieh	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Michael G. Atieh	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Michael G. Atieh	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Michael G. Atieh	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Michael G. Atieh	Service options	June 25, 2024	40,000	12.00	June 25, 2034
Paul Carter	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Paul Carter	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Paul Carter	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Paul Carter	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Paul Carter	Service options	June 25, 2024	40,000	12.00	June 25, 2034
Eliot Forster	Service options	September 14, 2020	25,000	9.16	September 13, 2030
Eliot Forster	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Eliot Forster	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Eliot Forster	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Eliot Forster	Service options	June 25, 2024	40,000	12.00	June 25, 2034
Mathias Hothum	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Mathias Hothum	Service options	June 25, 2024	40,000	12.00	June 25, 2034
Alise Reicin	Service options	July 29, 2024	60,000	12.08	June 29, 2034

In 2024, an additional aggregate of 718,000 service options to purchase ordinary shares, were granted to other Immatics’ key management personnel who are members of the Executive Committee but not Directors. Certain key management personnel were also participants in the share-based compensation plans of Immatics GmbH (2010 Plan and 2016 Plan).

Until December 31, 2024, no options granted to directors and executive officers were forfeited or exercised. Refer to section “10. Share-based payments” regarding further details of the Group’s share-based compensation.

There are no outstanding balances, including commitments, other than the above mentioned with related parties.

The Group did not enter into transactions with related entities in 2024, 2023 and 2022 other than the mentioned compensation contracts.